Cover	Dec. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Entity File Number	333-205822
Entity Registrant Name	SEGUIN NATURAL HAIR PRODUCTS INC.
Entity Central Index Key	0001642363
Entity Tax Identification Number	35-7654530
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	311 Bay Street, Unit 3405
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 4G5
City Area Code	647
Local Phone Number	271-4226
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false